CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Attributable to owners of the Company Issued Capital USD ($)	Attributable to owners of the Company Issued Capital CNY (¥)	Attributable to owners of the Company Other Capital Reserves USD ($)	Attributable to owners of the Company Other Capital Reserves CNY (¥)	Attributable to owners of the Company Reserves USD ($)	Attributable to owners of the Company Reserves CNY (¥)	Attributable to owners of the Company Accumulated losses USD ($)	Attributable to owners of the Company Accumulated losses CNY (¥)	Attributable to owners of the Company Other Comprehensive (loss)/Income USD ($)	Attributable to owners of the Company Other Comprehensive (loss)/Income CNY (¥)	USD ($)	CNY (¥)
Beginning Balance at Dec. 31, 2016		¥ 312,081		¥ 692,518		¥ 63,180		¥ (1,049,647)		¥ (4,937)		¥ 13,195
Statement Line Items [Line Items]
Loss for the year								(29,996)				(29,996)
Foreign currency translation adjustments										1,296		1,296
Total comprehensive (loss)/income								(29,996)		1,296		(28,700)
Disposal of discontinued operations						(63,180)		63,180
Ending Balance at Dec. 31, 2017		312,081		692,518				(1,016,463)		(3,641)		(15,505)
Statement Line Items [Line Items]
Loss for the year								(6,176)				(6,176)
Foreign currency translation adjustments										(117)		(117)
Total comprehensive (loss)/income								(6,176)		(117)		(6,293)
Ending Balance at Dec. 31, 2018		312,081		692,518				(1,022,639)		(3,758)		(21,798)
Statement Line Items [Line Items]
Loss for the year								(5,645)				(5,645)
Foreign currency translation adjustments										(111)		(111)
Total comprehensive (loss)/income								(5,645)		(111)		(5,756)
Ending Balance at Dec. 31, 2019		¥ 312,081		¥ 692,518				¥ (1,028,284)		¥ (3,869)		¥ (27,554)
Ending Balance at Dec. 31, 2019 | $	$ 44,819		$ 99,454				$ (147,674)		$ (556)		$ (3,957)